Investment Portfolio
(UNAUDITED) | 01.31.2022
CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS - 35.4%	Principal Amount	Value
Domestic - 30.8%
Aerospace & defense - 1.8%
Raytheon Technologies Corp.,
2.38%, 03/15/32	$2,660,000	$2,551,156
4.13%, 11/16/28	11,535,000	12,588,321
The Boeing Co.,
2.80%, 03/01/27	935,000	937,206
3.60%, 05/01/34	3,320,000	3,319,418
5.04%, 05/01/27	3,092,000	3,412,650
Agriculture - 0.8%
BAT Capital Corp.,
3.56%, 08/15/27	2,780,000	2,843,512
4.91%, 04/02/30	6,465,000	7,048,653
Airlines - 2.3%
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	9,279,708	10,118,451
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	2,431,689	2,540,794
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	8,693,452	8,482,192
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	5,094,601	5,006,810
Series 2020-1, Class A, 4.00%, 05/15/34	1,920,527	2,041,306
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	535,863	553,495
Series 2016-2, Class AA, 2.88%, 04/07/30	335,135	335,983
Series 2018-1, Class AA, 3.50%, 09/01/31	807,158	835,920
Auto manufacturers - 4.6%
American Honda Finance Corp., 1.20%, 07/08/25	1,845,000	1,799,079
Ford Motor Credit Co. LLC,
3.37%, 11/17/23	21,295,000	21,344,085
3.38%, 11/13/25	3,530,000	3,533,954
5.58%, 03/18/24	985,000	1,029,325
General Motors Financial Co., Inc.,
1.25%, 01/08/26	10,080,000	9,637,568
2.75%, 06/20/25	5,145,000	5,209,999
Hyundai Capital America,
144A, 0.80%, 01/08/24	9,770,000	9,555,716
144A, 1.25%, 09/18/23	2,320,000	2,298,745
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30	3,760,000	3,985,111
Automobiles - 0.2%
Ford Motor Co., 3.25%, 02/12/32	3,240,000	3,082,342
Banks - 3.2%
Bank of America Corp.,
(Fixed until 10/20/31, then SOFR + 1.21%), 2.57%, 10/20/32	2,605,000	2,524,368
3.50%, 04/19/26	100,000	105,506
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	7,000,000	7,324,337
Citigroup, Inc.,
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	3,910,000	3,834,293
(Fixed until 01/25/32, then SOFR + 1.35%), 3.06%, 01/25/33	2,605,000	2,631,098
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	3,890,000	4,280,447
Fifth Third Bancorp, 2.55%, 05/05/27	5,020,000	5,079,036
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	2,605,000	2,622,122
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	5,375,000	6,008,207
Wells Fargo & Co. (Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	5,440,000	6,108,335
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/01/30	2,680,000	2,841,323
Capital markets - 2.9%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	2,605,000	2,608,248
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	6,340,000	6,702,056
The Goldman Sachs Group, Inc.,
1.22%, 12/06/23	7,345,000	7,306,672
(Fixed until 01/24/24, then SOFR + 0.73%), 1.76%, 01/24/25	13,510,000	13,457,704
(Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	2,605,000	2,619,904
3.50%, 04/01/25	4,525,000	4,698,137
Consumer finance - 0.9%
Ally Financial, Inc.,
1.45%, 10/02/23	3,210,000	3,197,345
3.05%, 06/05/23	7,790,000	7,931,478
Containers & packaging - 0.3%
Sonoco Products Co., 3.13%, 05/01/30	4,070,000	4,126,023
Diversified telecommunication services - 0.9%
AT&T, Inc.,
2.55%, 12/01/33	3,637,000	3,418,552
2.75%, 06/01/31	2,605,000	2,569,785
Verizon Communications, Inc.,
2.10%, 03/22/28	935,000	911,269
2.55%, 03/21/31	5,205,000	5,082,641
Electric - 3.7%
Appalachian Power Co., 2.70%, 04/01/31	7,495,000	7,404,937
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	465,000	487,524
Duke Energy Florida LLC, 5.65%, 04/01/40	6,191,000	7,965,866
Duke Energy Progress LLC, 3.70%, 09/01/28	2,315,000	2,478,527
Entergy Arkansas LLC, 3.35%, 06/15/52	4,350,000	4,339,061
Entergy Louisiana LLC, 2.35%, 06/15/32	5,035,000	4,829,635
Exelon Generation Co. LLC, 3.25%, 06/01/25	4,885,000	5,055,273
Florida Power & Light Co., 2.88%, 12/04/51	8,680,000	8,236,032
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25	1,130,000	1,161,418
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	1,855,000	2,033,496
Wisconsin Public Service Corp., 2.85%, 12/01/51	3,455,000	3,168,916
Electric utilities - 2.9%
Duke Energy Corp., 0.90%, 09/15/25	6,860,000	6,567,341
IPALCO Enterprises, Inc., 4.25%, 05/01/30	8,845,000	9,360,827
Pacific Gas and Electric Co., 1.75%, 06/16/22	8,175,000	8,172,185
Southern California Edison Co., 1.20%, 02/01/26	5,920,000	5,691,489
Virginia Electric and Power Co., 2.30%, 11/15/31	3,450,000	3,365,702
Wisconsin Power and Light Co., 1.95%, 09/16/31	3,995,000	3,774,483
Electrical Equipment - 0.2%
Emerson Electric Co., 2.20%, 12/21/31	2,660,000	2,562,275
Equity real estate investment trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	670,000	781,908
Ventas Realty LP, 4.75%, 11/15/30	5,925,000	6,724,149
Food & staples retailing - 0.3%
Sysco Corp., 2.45%, 12/14/31	4,490,000	4,339,886
Health care providers & services - 0.4%
Cigna Corp., 2.38%, 03/15/31	2,605,000	2,495,043
CVS Health Corp., 2.13%, 09/15/31	2,670,000	2,516,030
Healthcare services - 0.4%
HCA, Inc., 5.00%, 03/15/24	5,170,000	5,476,673
Insurance - 1.0%
Equitable Financial Life Global Funding, 144A, 1.40%, 07/07/25	4,185,000	4,078,859
Jackson National Life Global Funding, 144A, 1.75%, 01/12/25	3,260,000	3,231,875
Northwestern Mutual Global Funding, 144A, 0.80%, 01/14/26	5,365,000	5,146,843
Media - 0.3%
Charter Communications Operating LLC, 4.91%, 07/23/25	3,030,000	3,269,574
Multi-utilities - 0.7%
CenterPoint Energy, Inc. (SOFR + 0.65%), 0.70%, 05/13/24	3,020,000	3,020,031
Dominion Energy, Inc., 3.38%, 04/01/30	2,135,000	2,213,257
Public Service Enterprise Group, Inc., 0.84%, 11/08/23	3,645,000	3,587,876
Oil & Gas - 0.2%
BP Capital Markets America, Inc., 2.72%, 01/12/32	2,605,000	2,577,414
Oil, gas & consumable fuels - 0.3%
Chevron Corp., 1.55%, 05/11/25	3,310,000	3,287,809
Pharmaceuticals - 0.2%
Merck & Co, Inc., 2.15%, 12/10/31	2,605,000	2,516,417
Specialty retail - 0.2%
Lowe's Cos, Inc., 2.63%, 04/01/31	2,605,000	2,565,765
Telecommunications - 0.6%
T-Mobile USA, Inc.,
144A, 2.70%, 03/15/32	2,780,000	2,661,906
3.50%, 04/15/25	4,895,000	5,079,608
Tobacco - 0.7%
Altria Group, Inc., 2.45%, 02/04/32	4,010,000	3,646,340
Reynolds American, Inc., 4.45%, 06/12/25	4,485,000	4,756,102
Transportation - 0.0%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust, Series 2005-4, 4.97%, 04/01/23	120,211	122,545
Total domestic corporate bonds (cost $392,287,989)		392,831,574
Foreign - 4.6%
Airlines - 0.2%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	2,190,113	2,365,584
Banks - 2.7%
Barclays PLC, (Fixed until 12/10/23, then 1 Year CMT Rate + 0.80%), 1.01%, 12/10/24	6,165,000	6,058,212
HSBC Holdings PLC, 4.95%, 03/31/30	5,715,000	6,508,261
Mitsubishi UFJ Financial Group, Inc.,
(Fixed until 09/15/23, then 1 Year CMT Rate + 0.68%), 0.85%, 09/15/24	4,685,000	4,617,296
(Fixed until 07/19/24, then 1 Year CMT Rate + 0.55%), 0.95%, 07/19/25	6,380,000	6,219,072
(Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	6,380,000	6,137,674
Sumitomo Mitsui Trust Bank Ltd., 144A, 0.80%, 09/16/24	5,450,000	5,292,784
Capital markets - 0.8%
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	6,005,000	5,758,405
(Fixed until 08/10/26, then 1 Year CMT Rate + 0.85%), 144A, 1.49%, 08/10/27	2,750,000	2,621,082
(Fixed until 08/13/29, then 3 Month LIBOR USD + 1.47%), 144A, 3.13%, 08/13/30	1,190,000	1,201,472
Miscellaneous manufacturing - 0.4%
GE Capital International Funding Co., 4.42%, 11/15/35	4,555,000	5,195,156
Oil, gas & consumable fuels - 0.5%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	5,595,000	6,028,185
Total foreign corporate bonds (cost $58,020,067)		58,003,183
Total corporate bonds (cost $450,308,056)		450,834,757

MORTGAGE AND ASSET-BACKED SECURITIES - 25.6%
Asset-backed securities - 5.9%
American Express Credit Account Master Trust, Series 2018-3, Class A (1 Month LIBOR USD + 0.32%), 0.42%, 10/15/25	8,475,000	8,496,796
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	2,168,333	2,174,036
BMW Vehicle Lease Trust, Series 2022-1, Class A2, 0.67%, 05/28/24	4,485,000	4,476,694
Capital One Multi-Asset Execution Trust, Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.35%), 0.46%, 03/16/26	3,905,000	3,918,031
Discover Card Execution Note Trust,
Series 2017-A7, Class A7 (1 Month LIBOR USD + 0.36%), 0.47%, 04/15/25	6,110,000	6,123,293
Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.33%), 0.44%, 08/15/25	7,475,000	7,496,283
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	14,080,000	14,026,703
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	13,900,000	13,611,999
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	5,695,000	5,672,015
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	211,209	207,256
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	9,415,000	9,359,322
Commercial mortgage-backed securities - 4.3%
BANK, Series 2020-BNK30, Class A2, 1.36%, 12/17/53	2,016,000	1,950,681
Benchmark Mortgage Trust,
Series 2020-B21, Class A2, 1.74%, 12/17/53	1,565,000	1,542,067
Series 2021-B23, Class A2, 1.62%, 02/15/54	4,555,000	4,451,969
Series 2021-B24, Class A2, 1.95%, 03/17/54	4,028,000	3,987,862
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,525,000	5,859,222
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	3,263,635	3,312,783
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	1,127,222	1,147,515
Series 2014-LC17, Class A4, 3.65%, 10/11/47	4,485,756	4,618,041
Series 2014-UBS5, Class A4, 3.84%, 09/12/47	4,215,000	4,402,993
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,855,000	1,916,575
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	9,445,000	9,368,942
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	247,770	247,590
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	614,346	625,130
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class ASB, 3.46%, 07/17/47	1,505,975	1,541,639
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/17/50	3,415,000	3,479,107
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	1,615,310	1,650,596
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/17/53	4,895,000	4,920,224
Federal agency mortgage-backed obligations - 15.4%
Fannie Mae Pool,
Series 1614, Class AN, 2.47%, 06/01/26	4,500,000	4,572,135
Series 1671, Class AM, 2.10%, 12/01/27	1,281,794	1,295,089
Series 5796, Class AN, 3.03%, 06/01/27	2,026,965	2,095,313
Series 387770, 3.63%, 07/01/28	2,495,000	2,655,957
TBA, 2.00%, 03/15/52	56,365,000	54,825,719
TBA, 2.50%, 03/15/52	68,085,000	67,800,122
TBA, 3.00%, 03/15/52	50,150,000	51,105,984
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	503,897	504,054
Series 2016-M7, Class AV2, 2.16%, 10/25/23	3,865,279	3,892,061
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	6	6
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	5,933,420	6,022,427
Series 2583, Class AB, 2.14%, 08/15/23	523,651	527,168
Total mortgage and asset-backed securities (cost $328,026,524)		325,881,399

FOREIGN GOVERNMENT BONDS - 5.8%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/23	11,965,000	22,310,553
Israel Government International Bond, 2.75%, 07/03/30	1,995,000	2,057,344
Malaysia Government Bond, 3.88%, 03/10/22	14,310,000	3,426,864
Mexico Bonos, 7.75%, 05/29/31	2,651,000	12,898,758
Mexico Government International Bond,
3.50%, 02/12/34	8,195,000	7,904,159
4.00%, 10/02/23	1,778,000	1,852,214
Petroleos Mexicanos, 7.69%, 01/23/50	2,915,000	2,700,747
Secretaria Tesouro Nacional, 10.00%, 01/01/31	115,000	20,362,295
Total foreign government bonds (cost $71,995,111)		73,512,934

U.S. TREASURIES - 45.3%
U.S. Treasury Bonds,
1.75%, 08/15/41	36,860,000	34,325,875
2.00%, 11/15/41	27,740,000	26,964,147
2.00%, 08/15/51	95,135,000	92,801,220
U.S. Treasury Notes,
0.13%, 11/30/22	94,060,000	93,615,420
0.13%, 01/31/23	25,915,000	25,736,834
0.25%, 11/15/23	112,850,000	111,104,351
0.75%, 03/31/26	39,675,000	38,377,814
0.88%, 09/30/26	44,025,000	42,589,028
1.38%, 10/31/28	53,485,000	52,218,909
1.38%, 11/15/31	62,285,000	60,017,437
Total U.S. Treasuries (cost $582,444,549)		577,751,035
Total investment portfolio (cost $1,432,774,240) - 112.1%		1,427,980,125
Liabilities in excess of other assets - (12.1)%		(153,724,157)
Total net assets - 100.0%		$1,274,255,968

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-downbond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

REMIC - Real estate mortgage investment conduit

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE PLUS BOND FUND
FUTURES CONTRACTS
(UNAUDITED) | 01.31.2022
FUTURES CONTRACTS - LONG

					Unrealized
Expiration		Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at January 31, 2022	(Depreciation)
Euro BOBL Future^	03/08/22	1,632	$246,348,302	$242,456,837	$(3,891,465)

FUTURES CONTRACTS - SHORT

					Unrealized
Expiration		Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at January 31, 2022	(Depreciation)
Euro BUXL 30 Year Bond^	03/08/22	(250)	$(61,052,872)	$(57,099,043)	$3,953,829
Total futures contracts					$62,364

There is $329,075 of variation margin due to the broker from the Fund as of the date of this report. Futures contracts are categorized as Level 1 as of the date of this report.

^ These futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at January 31, 2022 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of January 31, 2022.

CARILLON REAMS CORE PLUS BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 01.31.2022

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 37	Baa2/BBB	Sell	Receive	1%/Quarterly	12/20/26	$ 209,940,000	$ 4,138,011	$ 4,737,306	$ (599,295)
Total swap contracts							$ 209,940,000	$ 4,138,011	$ 4,737,306	$ (599,295)

There is $132,549 of variation margin due from the broker to the Fund as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement

CARILLON REAMS CORE PLUS BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 01.31.2022
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Brazilian Real	109,802,500	U.S. Dollar	19,268,667	03/03/22	J.P. Morgan	$1,260,927
U.S. Dollar	47,955,300	Brazillian Real	273,949,405	03/03/22	J.P. Morgan	(3,264,573)
Colombian Peso	36,646,790,000	U.S. Dollar	9,030,307	04/13/22	J.P. Morgan	170,291
South Korean Won	11,350,000,000	U.S. Dollar	9,459,910	04/26/22	J.P. Morgan	(59,156)
U.S. Dollar	8,038,808	Mexican Peso	167,732,147	02/22/22	J.P. Morgan	(65,190)
Mexican Peso	98,575,000	U.S. Dollar	4,684,122	02/22/22	J.P. Morgan	78,540
Total forward contracts						$(1,879,161)

Forward Contracts are categorized as Level 2 as of the date of this report.